Operating expenses (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	2021		2020		2019
General and administrative		$86,186		$49,702		$56,720
Rent and occupancy		15,536		37,153		64,647
Office insurance		753		2,024		26,812
Investor relations, listing and filing fees		53,029		49,537		49,029
Loss on settlement of accounts payable		-		15,591		-
		$155,504		$154,007		$197,208

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2021	2020	2019
Professional fees	$107,554	$148,926	$157,354
Consulting fees	132,793	138,123	53,845
Salaries and benefits	184,138	175,075	230,782
	$424,485	$462,124	$441,981